Shareholders' Equity (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Retained Earnings Adjustments [Line Items]
PRC statutory reserve funds	$ 39,702	249,880	238,107
Unreserved retained earnings	2,121,809	13,354,454	6,727,590
Retained earnings	$ 2,161,511	13,604,334	6,965,697